Loans Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Summary of Loans Receivable

Loans receivable consisted of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015
Loans receivable	$7,662,039	$8,110,077
Allowance for credit losses	$(930,938)	$(985,375)
Loans receivable, net	$6,731,101	$7,124,702

Loans receivable consisted of the following at December 31:

	2015	2014
Loans receivable	$8,110,077	$4,913,279
Allowance for credit losses	(985,375)	(596,963)
Loans receivable, net	$7,124,702	$4,316,316

Reconciliation of Allowance for Credit Losses

A reconciliation of the allowance for credit losses consist of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015
Beginning balance	$985,375	$596,963
Provision for credit losses	$387,519	$1,134,518
Loans charged off	$(441,956)	$(746,106)
Ending balance	$930,938	$985,375
Basis of assessment:
Individually	$-	$-
Collectively	$930,938	$985,375

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2015	2014
Beginning balance	$596,963	$61,319
Provision for credit losses	1,134,518	614,684
Loans charged off	(746,106)	(79,040)
Ending balance	$985,375	$596,963
Basis of Assessment:
Individually	$-	$-
Collectively	$985,375	$596,963

Summary of Age Analysis of Past Due Receivables

The following is an age analysis of past due receivables as of March 31, 2016 and December 31, 2015:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
March 31, 2016	$145,715	$92,746	$268,657	$507,118	$7,154,921	$7,662,039	$268,657
December 31, 2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

The following is an age analysis of past due receivables as of December 31, 2015 and 2014:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431
2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397

Summary of Loans Receivables Balance by Credit Quality Indicator

The following is a summary of the loan receivable balance as of March 31, 2016 and December 31, 2015 by credit quality indicator:

Credit Score	March 31, 2016	December 31, 2015
Below 575	-	-
575-600	$145,774	$149,056
601-650	3,233,242	3,397,512
651-700	3,059,738	3,230,308
701-750	1,000,236	1,097,225
751-800	174,783	185,840
801-850	48,263	50,136
	$7,662,039	$8,110,077

The following is a summary of the loan receivable balance as of December 31, 2015 and 2014 by credit quality indicator:

Credit Score	2015		2014
Below 575	$		$-
575-600		149,056	299,040
601-650		3,397,512	2,180,507
651-700		3,230,308	1,737,587
701-750		1,097,225	558,305
751-800		185,840	113,581
801-850		50,136	24,259
		$8,110,077	$4,913,279